EQ ADVISORS TRUSTSM

EQ/Invesco Moderate Allocation Portfolio

EQ/Invesco Moderate Growth Allocation Portfolio

SUPPLEMENT DATED SEPTEMBER 6, 2024 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2024, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2024, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective September 6, 2024, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “EQ/Invesco Moderate Allocation Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Invesco Advisers, Inc. (“Invesco” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Peter Hubbard	Senior Portfolio Manager of Invesco	September 2024

The section of the Summary Prospectus and Prospectus entitled “EQ/Invesco Moderate Growth Allocation Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Invesco Advisers, Inc. (“Invesco” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Peter Hubbard	Senior Portfolio Manager of Invesco	September 2024

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Invesco Advisers, Inc. (“Invesco”)” is amended to delete the second paragraph and replace with the following information:

Alessio de Longis, CFA®, John Burrello, CFA®, CAIA, Scott Hixon, CFA®, Robert Young, CFA® and Peter Hubbard have joint and primary responsibility for the investment decisions for the EQ/Invesco Moderate Allocation Portfolio and the EQ/Invesco Moderate Growth Allocation Portfolio.

Alessio de Longis, CFA®, serves as a Senior Portfolio Manager of Invesco. He has been associated with Invesco and/or its affiliates since 2019. He has been a portfolio manager of the Portfolio since March 2023.

John Burrello, CFA®, CAIA, serves as a Senior Portfolio Manager of Invesco. He has been associated with Invesco and/or its affiliates since 2012. He has been a portfolio manager of the Portfolio since March 2023.

Scott Hixon, CFA®, serves as a Senior Portfolio Manager of Invesco. He has been associated with Invesco and/or its affiliates since 1994. He has been a portfolio manager of the Portfolio since March 2023.

Robert Young, CFA®, serves as a Senior Portfolio Manager of Invesco. He has been associated with Invesco and/or its affiliates since 2001. He has been a portfolio manager of the Portfolio since March 2016.

Peter Hubbard, serves as a Senior Portfolio Manager of Invesco. He has been associated with Invesco and/or its affiliates since 2005.

*****

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — INVESCO ADVISERS, INC. (“Invesco”)” is amended to include the following information:

Invesco Advisers, Inc. (“Invesco” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number
of other accounts of the Sub-Adviser managed by the
portfolio manager and the total assets in the accounts
	managed within each category as of July 31, 2024						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (M)	Number of Accounts	Total Assets (M)	Number of Accounts	Total Assets (M)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Invesco Moderate Allocation Portfolio
Peter Hubbard	213	$281,556.3	122	$89,093.5	42	$55,259.6	0	N/A	0	N/A	0	N/A

EQ/Invesco Moderate Growth Allocation Portfolio
Peter Hubbard	213	$281,556.3	122	$89,093.5	42	$55,259.6	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of July 31, 2024

Portfolio Manager	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001 - $1,000,000	over $1,000,000

EQ/Invesco Moderate Allocation Portfolio
Peter Hubbard	X

EQ/Invesco Moderate Growth Allocation Portfolio
Peter Hubbard	X